COMMITMENTS AND CONTINGENCIES (Details) ₽ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2014	Apr. 30, 2011 item	Dec. 31, 2008	Dec. 31, 2017 USD ($) ₽ / $	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽) ₽ / $
Future minimum lease payments
2018				$ 85.7				₽ 4,926
2019				91.6				5,279
2020				82.0				4,726
2021				35.8				2,064
2022 and thereafter				9.0				519
Total				$ 304.1				₽ 17,514
Exchange rate of RUB to $1.00 | ₽ / $				57.6002				57.6002
Rent expenses under operating leases				$ 73.1	₽ 4,208	₽ 4,419	₽ 4,372
Legal proceedings
Claim amount				34.2	₽ 1,967
Purchase commitments
2018				57.0				₽ 3,285
2019				24.9				1,432
2020				20.8				1,196
2021				10.7				618
2022				0.1				5
Thereafter				0.1				3
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities				5.0				290
Liability for potential penalties related to unrecognized tax benefits				0.8				48
Liability for potential interest related to unrecognized tax benefits				1.2				69
Accrued contingencies related to non-income taxes				11.3				653
Estimated contingencies related to non-income taxes				$ 16.6				957
Moscow headquarters lease
Lease and Other Commitments
Term of lease	7 years		10 years
Future minimum lease payments
2018								4,408
2019								4,868
2020								4,331
2021								1,670
Total								15,277
Other leases
Lease and Other Commitments
Number of lease agreements entered into by the entity | item		2
Future minimum lease payments
2018								518
2019								411
2020								395
2021								394
2022 and thereafter								519
Total								₽ 2,237